Summary of Deposit Funding (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 1,018,517	$ 992,208
Canadian [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	525,294	519,466
U.S. [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 493,223	$ 472,742